Investment in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2024
Statement [Line Items]
Investment in Associates and Joint Ventures

	2024 $m	2023 $m

Cost

At 1 January	101	89

Additions	6	3

Share of profits a	10	13

System Fund share of losses	(2)	(3)

Dividends and distributions	(7)	(1)

At 31 December	108	101

Impairment

At 1 January	(53)	(53)

Impairment charge	(4)	–

At 31 December	(57)	(53)

Net book value	51	48

Analysed as:

Barclay associate	7	3

Other associates	39	43

Joint ventures	5	2

	51	48

a.
In 2023 and 2022, the total share of profits/(losses) from associates and joint ventures in the Group income statement included $18m gain and $18m loss, respectively, due to the liability recognised in 2022 and its subsequent reversal (see note
6
). In 2022, $42m was included within exceptional items in addition to the $18m.

Summary of Financial Information of Material Associate Investment
Summarised financial information in respect of the Barclay associate is set out below:

	2024 $m	2023 $m

Non-current assets	449	462

Current assets	112	86

Current liabilities	(21)	(23)

Non-current liabilities	(236)	(256)

Net assets	304	269

Group’s share of reported net assets at 19.9%	60	53

Adjustments to reflect impairment, capitalised costs and additional rights and obligations under the shareholder agreement	(11)	(8)

Effect of specially allocated expenses (note 6 )	(42)	(42)

Carrying amount	7	3

	2024 $m	2023 $m

Revenue	130	131

Profit from continuing operations and total comprehensive income for the year	15	15

Group’s share of profit for the year a	4	3

a.	Includes specially allocated expenses and the cost of funding owner returns.